Schedule of Investments

July 31, 2020 (Unaudited)

Schedule of Investments

LSV Value Equity Fund

	Shares	Value (000)
U.S. Common Stock (97.1%)
Aerospace & Defense (1.3%)
Howmet Aerospace	271,300	$4,010
Huntington Ingalls Industries	68,600	11,917
Textron	211,600	7,393

		23,320

Agricultural Products (0.7%)
Ingredion	138,800	12,006

Air Freight & Logistics (0.4%)
FedEx	38,900	6,551

Aircraft (1.4%)
Delta Air Lines	290,300	7,249
JetBlue Airways*	537,100	5,553
Lockheed Martin	14,400	5,457
United Airlines Holdings*	233,900	7,340

		25,599

Aluminum (0.1%)
Arconic*	73,925	1,204

Apparel Retail (0.4%)
Foot Locker	259,600	7,630

Asset Management & Custody Banks (2.7%)
Ameriprise Financial	165,700	25,456
Bank of New York Mellon	304,800	10,927
Legg Mason	4,500	225
State Street	200,605	12,797

		49,405

Automotive (2.6%)
American Axle & Manufacturing Holdings*	600,200	4,237
BorgWarner	305,510	11,182

Ford Motor	1,346,200	8,898
General Motors	453,600	11,290
Goodyear Tire & Rubber	395,880	3,567
Lear	80,100	8,842

		48,016

Automotive Retail (0.4%)
Group 1 Automotive	94,600	7,948

Banks (7.3%)

Bank of America	1,519,200	37,798
CIT Group	177,500	3,367
Citizens Financial Group	542,500	13,459
Fifth Third Bancorp	493,600	9,803
Huntington Bancshares	440,400	4,082
JPMorgan Chase	312,500	30,200

LSV Value Equity Fund

	Shares	Value (000)
Banks (continued)
Keycorp	515,900	$6,196
PNC Financial Services Group	50,100	5,344
Regions Financial	967,200	10,504
Zions Bancorp	385,300	12,511

		133,264

Biotechnology (4.3%)
Alexion Pharmaceuticals*	172,200	17,649
Amgen	105,500	25,813
Biogen*	55,100	15,135
Gilead Sciences	199,500	13,871
Regeneron Pharmaceuticals*	8,700	5,499

		77,967

Broadcasting (0.3%)
ViacomCBS, Cl B	211,430	5,512

Building & Construction (1.1%)
Owens Corning	101,000	6,108
PulteGroup	326,200	14,222

		20,330

Chemicals (3.2%)
Celanese, Cl A	148,300	14,415
Chemours	293,000	5,429
Eastman Chemical	206,300	15,396
Huntsman	479,400	8,869
LyondellBasell Industries, Cl A	222,500	13,911

		58,020

Commercial Printing (0.3%)
Deluxe	165,400	4,669

Commercial Services (0.5%)
Western Union	381,000	9,251

Commodity Chemicals (0.6%)
Cabot	171,700	6,264
Trinseo	201,800	4,379

		10,643

Computer & Electronics Retail (0.9%)
Best Buy	162,700	16,203

Computers & Services (4.5%)
DXC Technology	169,900	3,043
eBay	322,300	17,817
Hewlett Packard Enterprise	821,800	8,111
HP	720,100	12,659
NCR*	141,400	2,606
Oracle	413,000	22,901
Seagate Technology	217,500	9,835

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Computers & Services (continued)
Xerox Holdings	290,800	$4,842

		81,814

Construction & Engineering (0.3%)
MasTec*	123,500	4,913

Diversified REIT’s (0.6%)
Lexington Realty Trust, CI B	449,800	5,218
VEREIT	975,800	6,352

		11,570

Drug Retail (1.2%)
Walgreens Boots Alliance	540,400	22,000

Electric Utilities (0.2%)
NRG Energy	107,800	3,645

Electrical Components & Equipment (0.3%)
Acuity Brands	53,900	5,341

Electrical Services (1.7%)
Exelon	442,300	17,077
Vistra Energy	704,937	13,154

		30,231

Financial Services (4.5%)
Ally Financial	419,400	8,430
Capital One Financial	105,200	6,712
Citigroup	623,400	31,176
Discover Financial Services	229,000	11,320
Goldman Sachs Group	56,200	11,125
Lazard, Cl A(A)	23,200	680
Navient	755,400	6,013
Santander Consumer USA Holdings	316,100	5,804

		81,260

Food, Beverage & Tobacco (3.2%)
Conagra Brands	272,000	10,187
JM Smucker	156,900	17,157
Molson Coors Brewing, Cl B	330,400	12,397
Pilgrim’s Pride*	295,200	4,531
Tyson Foods, Cl A	227,700	13,992

		58,264

General Merchandise Stores (1.6%)
Big Lots	118,415	4,659
Target	192,400	24,219

		28,878

Health Care Distributors (1.3%)
Cardinal Health	205,400	11,219
McKesson	88,600	13,304

		24,523

LSV Value Equity Fund

	Shares	Value (000)
Health Care Facilities (1.6%)
HCA Holdings	154,500	$19,566
Universal Health Services, Cl B	92,100	10,122

		29,688

Health Care REIT’s (0.1%)
Industrial Logistics
Properties Trust	66,014	1,394

Health Care Services (2.3%)
Cigna	67,100	11,587
CVS Health	400,300	25,195
Laboratory Corp of America Holdings*	21,800	4,206

		40,988

Homefurnishing Retail (0.4%)
Sleep Number*	143,100	6,654

Hotel & Resort REIT’s (0.1%)
Service Properties Trust	343,400	2,301

Hotels & Lodging (0.3%)
Wyndham Destinations	184,800	4,916

Household Products, Furniture & Fixtures (0.9%)
Whirlpool	103,800	16,932

Human Resource & Employment Services (0.4%)
ManpowerGroup	94,800	6,521

Insurance (5.0%)
Allstate	188,100	17,755
American Financial Group	101,760	6,184
Hartford Financial Services Group	293,700	12,429
Lincoln National	258,800	9,646
MetLife	287,900	10,897
MGIC Investment	713,900	5,904
Principal Financial Group	161,800	6,865
Prudential Financial	200,600	12,712
Voya Financial	167,800	8,289

		90,681

Investment Banking & Brokerage (1.0%)
Morgan Stanley	360,400	17,616

IT Consulting & Other Services (0.6%)
International Business Machines	92,300	11,347

Leasing & Renting (0.3%)
Triton International	197,200	6,206

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Machinery (3.6%)
AGCO	190,100	$12,477
Allison Transmission Holdings	316,600	11,828
Cummins	121,200	23,423
Oshkosh	155,500	12,241
Terex	261,600	4,931

		64,900

Managed Health Care (0.6%)
Anthem	39,300	10,760

Media & Entertainment (1.5%)
AMC Networks, Cl A*	210,100	4,853
Comcast, Cl A	377,000	16,136
TEGNA	535,300	6,306

		27,295

Metal & Glass Containers (0.8%)
Berry Global Group*	160,600	8,028
O-I Glass, Cl I	554,400	5,788

		13,816

Mortgage REITs (0.6%)
Annaly Capital Management	689,400	5,109
Starwood Property Trust	376,070	5,622

		10,731

Motorcycle Manufacturers (0.4%)
Harley-Davidson	260,600	6,783

Multi-Utilities (0.5%)
MDU Resources Group	437,797	9,185

Office Equipment (0.0%)
Pitney Bowes	225,680	754

Office REITs (0.5%)
Office Properties Income Trust	89,200	2,244
Piedmont Office Realty Trust, Cl A	376,265	6,099

		8,343

Paper Packaging (0.5%)
Westrock	369,900	9,936

Petroleum & Fuel Products (2.7%)
ConocoPhillips	244,900	9,157
HollyFrontier	267,500	7,356
Marathon Petroleum	286,400	10,940
Phillips 66	204,300	12,671
Valero Energy	150,900	8,485

		48,609

LSV Value Equity Fund

	Shares	Value (000)
Pharmaceuticals (8.0%)
AbbVie	183,900	$17,454
Bristol-Myers Squibb	573,500	33,641
Jazz Pharmaceuticals*	87,600	9,483
Johnson & Johnson	110,700	16,135
Merck	265,200	21,280

Pfizer	1,212,500	46,657

		144,650

Real Estate (0.4%)
DiamondRock Hospitality	700,200	3,235
Host Hotels & Resorts	403,100	4,345

		7,580

Reinsurance (0.4%)
Everest Re Group	33,800	7,395

Retail (2.3%)
Brinker International	110,180	2,963
Dick’s Sporting Goods	123,400	5,629
Kohl’s	232,600	4,429
Kroger	763,600	26,565
Macy’s	330,800	2,005

		41,591

Semi-Conductors/Instruments (4.7%)
Applied Materials	296,600	19,080
Cirrus Logic*	56,400	3,865
Intel	904,700	43,181
Lam Research	22,300	8,411
Micron Technology*	133,000	6,657
Vishay Intertechnology	287,300	4,508

		85,702

Specialized REIT’s (0.2%)
Outfront Media	286,300	4,126

Specialty Stores (0.2%)
Office Depot	199,440	4,402

Steel & Steel Works (0.9%)
Reliance Steel & Aluminum	104,900	10,307
Steel Dynamics	193,900	5,315

		15,622

Technology Distributors (0.2%)
Insight Enterprises*	80,600	4,017

Telephones & Telecommunications (6.5%)
AT&T	1,634,300	48,343
Cisco Systems	396,400	18,670
Juniper Networks	178,600	4,533

Schedule of Investments

July 31, 2020 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Telephones & Telecommunications (continued)
Verizon Communications	812,700	$46,714

		118,260

Thrifts & Mortgage Finance (0.3%)
Radian Group	395,600	5,902

Trading Companies & Distributors (0.4%)
HD Supply Holdings*	221,600	7,778

TOTAL U.S. COMMON STOCK (Cost $1,937,504)		1,763,358

	Face Amount (000)
Repurchase Agreement (1.2%)
South Street Securities 0.040%, dated 07/31/20, to be repurchased on 08/03/20, repurchase price $22,264 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $11,457, 0% - 1.500%, 10/08/20 - 06/30/25; total market value $22,709)	$22,264	22,264

TOTAL REPURCHASE AGREEMENT (Cost $22,264)		22,264

Total Investments – 98.3% (Cost $1,959,768)		$1,785,622

Percentages are based on Net Assets of $1,816,443 (000).

*	Non-income producing security.
(A)	Security is a Master Limited Partnership. At July 31, 2020 such securities amounted to $680(000), or 0.0% of the Net Assets of the Fund.

Cl — Class

REIT— Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2020, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,763,358	$—	$—	$1,763,358
Repurchase Agreement	—	22,264	—	22,264

Total Investments in Securities	$1,763,358	$22,264	$—	$1,785,622

Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended July 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-001-3400

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